SCHEDULE OF PREPAYMENT AND OTHER CURRENT ASSETS (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets Net
loans to third parties	[1]	$ 500,986	$ 581,229
Deductible input VAT		137,647	225,735
Prepaid expense		19,179	13,073
Advance to suppliers		4,856	20,682
Advance to employee			109
Deposit			34,291
Others		209
Total		$ 662,877	$ 875,119

[1]	The balance as of December 31, 2023 mainly represented the US$575,000 loan that MKD BVI lent to Cetus Sponsor LLC with an annual interest of 6.5% and accrued interest. Cetus Sponsor LLC is sponsor of Cetus Capital and became a related party of the Company after the Closing Date upon the closing of the Business Combination. Therefore, the balance of loans to Cetus Sponsor LLC was included in amounts due from related parties as of December 31, 2024.